INVENTORIES (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 29, 2019	Dec. 29, 2019	Dec. 30, 2018
Inventories [Abstract]
Amount of inventories recognized as an expense		$ 2,044.9	$ 2,029.5
Write-down of inventory to net realizable value	$ 47.6	$ 62.9	$ 11.2